Business combination (Details 29 - Textuals) R$ in Thousands, $ in Thousands		2 Months Ended	5 Months Ended	12 Months Ended
		Dec. 31, 2022 BRL (R$)	Dec. 31, 2021 BRL (R$)	Dec. 31, 2022 BRL (R$)	Dec. 31, 2021 BRL (R$)	Dec. 31, 2020 BRL (R$)	Nov. 01, 2022 BRL (R$)	Nov. 01, 2022 USD ($)	Oct. 14, 2022	Aug. 10, 2021 BRL (R$)	Jun. 26, 2021
Business combinations
Acquisition-related cost				R$ 18,335	R$ 6,957	R$ 446
Dextra Group | CI&T Brazil
Business combinations
Percentage of voting equity interests acquired										100.00%	100.00%
Purchase price of acquisition										R$ 800,000
Cash paid										700,938
Retained amount for materialized contingencies related to a portion of the remaining balance payable on fifth anniversary of closing date of the acquisition	[1]									30,000
Business Combination, decrease in purchase price based on agreement				16,427
Total consideration transferred (note 9.2.d)		R$ 783,573		R$ 783,573						R$ 783,573
Acquisition-related cost			R$ 2,109
Dextra Group | Customer relationship (note 14) | CI&T Brazil
Business combinations
Useful life of intangible assets			7 years 4 months 24 days
Dextra Group | Brands (note 14) | CI&T Brazil
Business combinations
Useful life of intangible assets			1 year 4 months 24 days
NTERSOL Group
Business combinations
Percentage of voting equity interests acquired							100.00%	100.00%	100.00%
Purchase price of acquisition							R$ 664,652
Cash paid							418,007
Retained amount for materialized contingencies related to a portion of the remaining balance payable on fifth anniversary of closing date of the acquisition							75,096	$ 14,582
Business Combination, increase in purchase price based on agreement							775
Total consideration transferred (note 9.2.d)							R$ 664,652
Acquisition-related cost		R$ 7,194
NTERSOL Group | Customer relationship (note 14)
Business combinations
Useful life of intangible assets		87 months
NTERSOL Group | Brands (note 14)
Business combinations
Useful life of intangible assets		60 months

[1]	The amount of R$ 30,000 related to a portion of the remaining balance payable was retained for any materialized contingencies, which will be paid on the fifth anniversary of the closing date.